Warrant Liabilities (Tables)	6 Months Ended
Sep. 30, 2012
Warrant Liabilities [Abstract]
Schedule of Warrants Issued
	September 30, 2012	March 31, 2012
Number of shares underlying the warrants	34,165,965	32,880,252
Exercise price	$0.64-$1.00	$0.64-$1.00
Volatility	181%	211%
Risk-free interest rate	0.23%-0.33%	1.04%
Expected dividend yield	0.00%	0.00%
Expected warrant life (years)	2.00 - 4.33	2.24 - 4.33

Schedule of Warrant Liabilities at Fair Value

		Fair Value			Fair Value
		at		Decrease	at
	Number of	March 31,	Initial	in	September 30,
Description	Warrants	2012	Measurement	Fair Value	2012

Bridge Warrant	8,789,064	$6,604,706	$-	$(1,625,276)	$4,979,430

Bridge Warrant Placement Agent	1,165,875	876,119	-	(215,594)	660,525

Unit Offering	19,800,313	15,816,980	-	(3,042,276)	12,774,704

Unit Offering Placement Agent	3,125,000	2,499,810	-	(476,723)	2,023,088

2012 Bridge Warrant	1,071,428	-	716,760	(58,264)	658,496

2012 Bridge Placement Agent Warrant	214,285	-	143,352	(11,653)	131,699
	34,165,965	$25,797,615	$860,112	$(5,429,786)	$21,227,942